10. NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2019
Non-controlling Interest
Note 10 - NON-CONTROLLING INTEREST

At December 31, 2019, the Company had an effective 99.67% (2018 - 99.67%, 2017 – 99.67%) interest in its subsidiary Avino Mexico and the remaining 0.33% (2018 - 0.33%, 2017 – 0.33%) interest represents a non-controlling interest. The accumulated deficit and current year income attributable to the non-controlling interest are insignificant and accordingly have not been recognized in the consolidated financial statements.